Share-Based Compensation - Restricted Shares (Details)		12 Months Ended
	Jan. 04, 2019 $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥)
Other disclosures
Fair value of shares vested | ¥		¥ 4,004,970	¥ 2,742,345	¥ 38,211,775
Restricted shares
Other disclosures
Fair value of non-vested restricted shares vested | ¥		3,187,732
Compensation expense | ¥		¥ 3,593,400	¥ 9,583,596	¥ 16,943,399
Restricted shares | Senior management
Share-Based Compensation
Vesting period	3 years
Number of Shares
Granted | shares	900,000
Weighted Average Grant-date Fair Value
Granted | $ / shares	$ 0.73
2014 Plan | Restricted shares
Number of Shares
Unvested, at beginning of year | shares		1,182,370
Vested | shares		(548,626)
Unvested, at end of year | shares		633,744	1,182,370
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares		¥ 6.49
Vested | ¥ / shares		7.30
Unvested, at end of year | ¥ / shares		¥ 5.03	¥ 6.49
Other disclosures
Unrecognized compensation expense | ¥		¥ 1,432,238
Weighted average remaining period over which unrecognized compensation expense will be recognized		1 year